Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares redemption	72,601	277,511	277,511	2,562,567
Temporary equity, redemption price per share	$ 12.81	$ 12.20	$ 11.62	$ 10.90
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,445,000	3,445,000	3,445,000	3,445,000
Common stock, shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000